UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  28-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Williams
Title:     Managing Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

     /s/ Kevin Williams     Irvine, CA     November 09, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-00139                      Ameriprise Financial, Inc
       28-10784                      Greenway Trading LLC
       28-06254                      Martin Currie Inc
       28-10328                      JANA PARTNERS LLC
       28-11896                      TIG Advisors, LLC
       28-12689                      RK Capital Management, LLC
       28-12294                      Newbrook Capital Advisors LP
       28-06008                      Iridian Asset Management LLC
       28-10103                      Deutsche Bank Aktiengesellschaft
       28-2405                       Cohen & Steers Capital Management Inc.
       28-11211                      ADAR Investment Management LLC
       28-11675                      Amber Capital LP
       28-6728                       FSI Group, LLC
       28-11909                      TRG Management LP